Commitments and Contingencies (Details) - Schedule of future minimum lease payments $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future minimum lease payments [Abstract]
2022	$ 1,869
2023	1,674
2024	1,303
2025	1,177
2026	1,201
Thereafter	1,686
Total	$ 8,910